Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	EntrepreneurShares Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001495922
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ershares
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2025
Prospectus Date	rr_ProspectusDate	Oct. 28, 2024
ERShares Entrepreneurs ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year since the Fund’s inception, and by showing how its average annual returns compare over time with those of a broad measure of market performance and a supplemental measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021. Performance prior to that date reflects the Fund’s prior principal investment strategies.

Updated performance information is available on the Fund’s website at https://entrepreneurshares.com/.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year since the Fund’s inception, and by showing how its average annual returns compare over time with those of a broad measure of market performance and a supplemental measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://entrepreneurshares.com/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 24.93% (quarter ended June 30, 2020), and the lowest return for a quarter was (24.48)% (quarter ended June 30, 2022). The Fund’s year-to-date return as of March 31, 2025 was -11.50%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ERShares Private-Public Crossover ETF

(XOVR)

(the “Fund”)

Supplement dated April 23, 2025, to the Prospectus dated October 28, 2024.

______________________________________________________________________________

The sections describing the principal investment risks of the Fund are supplemented as follows.

Summary Prospectus

  Privately-Offered Securities Risk: Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-offered or exchange-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.

Statutory Prospectus

  Privately-Offered Securities Risk: Privately-offered securities include those which are issued without registration under the Securities Act of 1933 (the “1933 Act”), pursuant to Rule 144A or Regulation S under the 1933 Act, or Section 4(a)(2) of the 1933 Act. Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-offered or exchange-traded securities, and may be subject to significant brokerage commissions. Limitations on resale may prevent the Fund from disposing of these securities at prices that reflect fair value. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV. SPVs are not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore, an investor, such as the Fund does not benefit from the regulatory protections of the 1940 Act.

The contents of the section entitled “Performance” are deleted in their entirety and replaced with the following.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year since the Fund’s inception, and by showing how its average annual returns compare over time with those of a broad measure of market performance and a supplemental measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021. Performance prior to that date reflects the Fund’s prior principal investment strategies.

Updated performance information is available on the Fund’s website at https://entrepreneurshares.com/.

During the period shown in the bar chart, the highest return for a quarter was 24.93% (quarter ended June 30, 2020), and the lowest return for a quarter was (24.48)% (quarter ended June 30, 2022). The Fund’s year-to-date return as of March 31, 2025 was -11.50%.

Average Annual Total Return Table

(for the periods ended December 31, 2024)

	1 Year	5 Years	Since Inception (11/6/17)
The Crossover ETF
Returns before taxes	33.33%	10.35%	10.87%
Returns after taxes on distributions(1)	33.33%	7.26%	8.48%
Returns after taxes on distributions and sale of Fund shares(1)	19.73%	7.18%	7.93%
Russell 1000 Growth Index(2)	33.36%	18.96%	18.17%
(reflects no deduction for fees, expenses or taxes)
EntrepreneurShares 30 Total Return Index(3)	49.58%	18.88%	17.10%
(reflects no deduction for fees, expenses or taxes)
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
(2)	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with the higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.
(3)	The EntrepreneurShares 30 Total Return Index (ER30TR Index) is designed to measure the performance of U.S. common stocks of companies that exhibit a relatively high entrepreneurial profile. As the name suggests, the ER30TR Index is composed of the common stock of 30 U.S. companies. Additionally, the ER30TR Index treats as U.S. companies, foreign issuers with shares that trade in the U.S. as American Depositary Receipts (“ADRs”). The ER30TR Index constituent common stocks are from issuers that: (i) exceed a market capitalization minimum and (ii) have passed all six filters based on entrepreneurial criteria. The ER30TR Index was developed by, and is maintained by, EntrepreneurShares, LLC, (an affiliate of the Fund’s investment advisor).

The section entitled “MANAGEMENT” is supplemented with the following.

EntrepreneurShares 30 Total Return Index (“Index”).

The Index is designed to measure the performance of U.S. common stocks of companies that exhibit a relatively high entrepreneurial profile. As the name suggests, the Index is composed of the common stock of 30 U.S. companies. Additionally, the Index treats as U.S. companies, foreign issuers with shares that trade in the U.S. as American Depositary Receipts (“ADRs”). The Index constituent common stocks are from issuers that: (i) exceed a market capitalization minimum and (ii) have passed all six filters based on entrepreneurial criteria. The Index was developed by, and is maintained by, EntrepreneurShares, LLC, and is licensed exclusively to the Fund for use as an investment strategy.

The Index is constructed using a rules-based methodology by applying two screens on common stocks.

First, the Index selects common stocks from a pool of companies whose securities trade on the NASDAQ, the New York Stock Exchange or another major exchange in the U.S. and have a market capitalization that exceeds $1,000,000,000 U.S. dollars (the “Index Universe”).

Second, the Index screens companies from the Index Universe using six factors. The six factors, which are sometimes referred to as the entrepreneurial standards, are:

(1)	Management – which requires that set factors regarding a company’s management must be met for a company to be included in the Index, including, among other things, that the turnover among the top five executives within a company as compared to other companies in the Index Universe must be met for the company to be included.
(2)	Compensation – which requires that set factors such as annual compensation, salary, bonus, stock options and other compensation criteria be met for a company to be included in the Index, including, among other things, that the executive compensation among the top five executives of a company relative to comparable executives in similar companies in the Index Universe must be met for the company to be included.
(3)	Revenue – which requires that a company meet predetermined criteria regarding revenue over a static threshold to be included in the Index, including, among other things, that the amount and growth of revenue of a company as compared to predetermined benchmarks must be met for the company to be included.
(4)	Ownership – which requires that a company meet predetermined criteria regarding ownership among all key investors and stakeholders to be included in the Index, including, among other things, that the absolute and relative ownership levels of the top ten stakeholders of a company as compared to predetermined benchmarks must be met for the company to be included.
(5)	Profitability – which requires that a company meet predetermined criteria regarding net income over a static threshold to be included in the Index, including, among other things, that the net income of a company as compared to predetermined benchmarks must be met for the company to be included.
(6)	Company Statistics – which requires that a company meet predetermined criteria regarding the corporate structure, and other company statistics, to be included in the Index, including, among other things, that a company must have certain set characteristics within its corporate structure, as compared to other companies in Index Universe, to be included in the Index. Companies are not eligible to enter the Index until one year after their initial public offering or spin-off.

The Index methodology ranks all companies that have passed both screens by market capitalization. The largest 30 companies by market capitalization are selected, and their common stocks are equally weighted to create the 30 constituents of the Index. The Index is rebalanced and reconstituted on a quarterly basis (following the close of trading on the second Friday in March, June, September and December). The calculation agent calculates and publishes the Index constituents and returns of the Index daily, accounting for corporate events such as mergers and stock splits. The Index’s returns represent price appreciation and assumes reinvestment of dividends. The Index uses primary market prices based in U.S. dollars. The Index may concentrate (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries.

PERFORMANCE OF ENTREPRENEURSHARES 30 TOTAL RETURN INDEX

The Index is maintained by EntrepreneurShares, LLC and represents the 30 largest publicly traded, market capitalized companies that meet the key entrepreneurial standards set forth by the Index. The methodology for constituting the Index was created by the Fund’s portfolio manager, Dr. Joel M. Shulman. Set forth below is the performance of the Index (applying selection over the periods using the Index methodology). The index launch date is November 8, 2017. All information for the Index prior to its launch late is hypothetical so-called back-tested, not actual performance, based on the index methodology in effect on the launch late. The so-called back-tested performance reflects application of an index methodology and selection of index constituents with the benefit of hindsight and knowledge of factors that may have positively affected its performance, cannot account for all financial risk that may affect results and may be considered to reflect survivor/look ahead bias. Actual returns may differ significantly from, and be lower than, so-called back-tested returns. Past performance is not an indication or guarantee of future results. This so-called back-tested data may have been created using backward data assumptions. The returns are presented from both the launch date and the so-called back-tested start date.

Annualized Total Returns

(for the periods ended February 28, 2025)

Index	Ytd.	One Year	Three Years	Five Years	Since Inception 11-8-2017
EntrepreneurShares 30 Total Return Index	-2.15%	24.35%	21.61%	18.20%	16.34%

Annualized Total Returns

(for the periods ended February 28, 2025)

Index	Ytd.	One Year	Three Years	Five Years	Ten Years	Since Inception 6-30-2005
EntrepreneurShares 30 Total Return Index	-2.15%	24.35%	21.61%	18.20%	16.27%	16.46%

Past performance does not guarantee future results. The returns of the Index do not represent the performance of the Fund. The Index does not charge any fees, including management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Investors cannot invest directly in the Index. In addition, the result actual investors in the Fund might have achieved would have differed from these shown because of, among other things, differences in the timing, amounts of their investments and fees and expenses associated with an investment in the Fund.

Any disclosures to the contrary in the Prospectus or Statement of Additional Information should be disregarded.

You should read this Supplement in conjunction with the Prospectus and the Statement of Additional Information for the Fund, each dated October 28, 2024, which provide information that you should know about the Fund. These documents are available upon request and without charge by calling the Fund toll-free at 877-271-8811 or by writing to, ERShares Private-Public Crossover ETF c/o Ultimus Fund Solutions, LLC P.O. Box 46707, Cincinnati, OH 45246-0707.

Please retain this Supplement for future reference.

ERShares Entrepreneurs ETF | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.36%	[1]
5 Years	rr_AverageAnnualReturnYear05	18.96%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	18.17%	[1]
ERShares Entrepreneurs ETF | EntrepreneurShares 30 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	49.58%	[2]
5 Years	rr_AverageAnnualReturnYear05	18.88%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	17.10%	[2]
ERShares Entrepreneurs ETF | ERShares Entrepreneurs ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XOVR
Annual Return 2018	rr_AnnualReturn2018	(4.65%)
Annual Return 2019	rr_AnnualReturn2019	31.66%
Annual Return 2020	rr_AnnualReturn2020	50.36%
Annual Return 2021	rr_AnnualReturn2021	(9.30%)
Annual Return 2022	rr_AnnualReturn2022	(40.53%)
Annual Return 2023	rr_AnnualReturn2023	51.35%
Annual Return 2024	rr_AnnualReturn2024	33.33%
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	33.33%
5 Years	rr_AverageAnnualReturnYear05	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2017
ERShares Entrepreneurs ETF | ERShares Entrepreneurs ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.33%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.26%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%	[3]
ERShares Entrepreneurs ETF | ERShares Entrepreneurs ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.73%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.18%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%	[3]

[1]	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with the higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.
[2]	The EntrepreneurShares 30 Total Return Index (ER30TR Index) is designed to measure the performance of U.S. common stocks of companies that exhibit a relatively high entrepreneurial profile. As the name suggests, the ER30TR Index is composed of the common stock of 30 U.S. companies. Additionally, the ER30TR Index treats as U.S. companies, foreign issuers with shares that trade in the U.S. as American Depositary Receipts (“ADRs”). The ER30TR Index constituent common stocks are from issuers that: (i) exceed a market capitalization minimum and (ii) have passed all six filters based on entrepreneurial criteria. The ER30TR Index was developed by, and is maintained by, EntrepreneurShares, LLC, (an affiliate of the Fund’s investment advisor).
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.